Effects of Regulation	12 Months Ended
Dec. 31, 2014
Effects of Regulation
EFFECTS OF REGULATION

Regulated Generating Units to be Retired Before or During 2016

The following regulated generating units are probable of abandonment.  Accordingly, CWIP and Plant in Service has been reclassified as Other Property, Plant and Equipment on the balance sheet as of December 31, 2014.  The following table summarizes the plant investment and cost of removal, currently being recovered, for each generating unit as of December 31, 2014.

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Tanners Creek Plant, Units 1-4	I&M	$711	$384	$327	$89	2015	16 years
Big Sandy Plant, Unit 2	KPCo	455	208	247	51	2015	26 years
Northeastern Station, Unit 4	PSO	182	91	91	11	2016	26 years
Welsh Plant, Unit 2	SWEPCo	175	96	79	20	2016	26 years
Total		$1,523	$779	$744	$171

In accordance with accounting guidance for “Regulated Operations,” APCo regulated generating units expected to be retired before or during 2016 are not considered probable of abandonment.

Regulatory Assets

Regulatory assets are comprised of the following items:

	December 31,		Remaining Recovery Period
	2014	2013
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$121	$61	1 year
Under-recovered Fuel Costs - does not earn a return	6	19	1 year
Total Current Regulatory Assets	$127	$80

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$20	$22
West Virginia Vegetation Management Program	20	—
Ohio Economic Development Rider	—	14
Other Regulatory Assets Pending Final Regulatory Approval	—	4
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	100	161
Carbon Capture and Storage Product Validation Facility	13	13
IGCC Pre-Construction Costs	11	—
Ormet Special Rate Recovery Mechanism	10	36
Expanded Net Energy Charge - Coal Inventory	3	21
Indiana Under-Recovered Capacity Costs	—	22
Other Regulatory Assets Pending Final Regulatory Approval	49	37
Total Regulatory Assets Pending Final Regulatory Approval	226	330

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	422	288	4 years
Ohio Fuel Adjustment Clause	378	445	4 years
Unamortized Loss on Reacquired Debt	66	81	29 years
Texas Meter Replacement Costs	59	77	13 years
Ohio Distribution Decoupling	35	31	2 years
Ohio Transmission Cost Recovery Rider	28	87	2 years
Storm Related Costs	13	17	4 years
Red Rock Generating Facility	10	10	42 years
RTO Formation/Integration Costs	9	12	5 years
Other Regulatory Assets Approved for Recovery	21	18	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	1,268	1,390	53 years
Pension and OPEB Funded Status	1,273	1,157	13 years
Peak Demand Reduction/Energy Efficiency	62	44	2 years
Virginia Transmission Rate Adjustment Clause	53	47	2 years
Medicare Subsidy	46	51	10 years
Postemployment Benefits	39	40	4 years
Cook Plant Nuclear Refueling Outage Levelization	38	58	2 years
Storm Related Costs	26	18	4 years
Indiana Under-Recovered Capacity Costs	25	—	1 year
United Mine Workers of America Pension Withdrawal	25	27	11 years
Under-Recovery of PJM Expense	22	—	2 years
Under-Recovered gridSMART® Costs	16	8	2 years
Under-Recovery of Transmission Cost Recovery Factor	15	20	1 year
Under-Recovered Distribution Investment Rider	10	9	2 years
Unrealized Loss on Forward Commitments	10	—	3 years
Litigation Settlement	9	10	11 years
Deferred Restructuring Costs	8	11	4 years
Vegetation Management	5	14	1 year
Virginia Environmental Rate Adjustment Clause	3	27	1 year
Other Regulatory Assets Approved for Recovery	44	49	various
Total Regulatory Assets Approved for Recovery	4,038	4,046

Total Noncurrent Regulatory Assets	$4,264	$4,376

Regulatory Liabilities

Regulatory liabilities are comprised of the following items:

	December 31,		Remaining
	2014	2013	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$—	$9
Over-recovered Fuel Costs - does not pay a return	55	110	1 year
Total Current Regulatory Liabilities	$55	$119

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$—	$5
Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	35	—
Other Regulatory Liabilities Pending Final Regulatory Determination	17	3
Total Regulatory Liabilities Pending Final Regulatory Determination	52	8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,660	2,589	(a)
Louisiana Refundable Construction Financing Costs	58	78	4 years
Advanced Metering Infrastructure Surcharge	44	68	6 years
Deferred Investment Tax Credits	26	29	46 years
Excess Earnings	11	12	39 years
Other Regulatory Liabilities Approved for Payment	4	1	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	695	597	(b)
Deferred Investment Tax Credits	112	121	50 years
Unrealized Gain on Forward Commitments	92	35	18 years
Over-Recovery of Transition Charges	47	40	13 years
Spent Nuclear Fuel Liability	44	43	(b)
Indiana Off-system Sales Margin Sharing	19	—	2 years
Peak Demand Reduction/Energy Efficiency	3	18	2 years
Deferred State Income Tax Coal Credits	—	28
Over-Recovery of PJM Expense	—	14
Other Regulatory Liabilities Approved for Payment	25	13	various
Total Regulatory Liabilities Approved for Payment	3,840	3,686

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,892	$3,694

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

Appalachian Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

Regulated Generating Units to be Retired Before or During 2016

The following regulated generating units are probable of abandonment.  Accordingly, CWIP and Plant in Service has been reclassified as Other Property, Plant and Equipment on the balance sheet as of December 31, 2014.  The following table summarizes the plant investment and cost of removal, currently being recovered, for each generating unit as of December 31, 2014.

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
		(in thousands)
Tanners Creek Plant, Units 1-4	I&M	$711,034	$383,643	$327,391	$89,333	2015	16 years
Northeastern Station, Unit 4	PSO	182,138	90,925	91,213	11,189	2016	26 years
Welsh Plant, Unit 2	SWEPCo	175,217	95,828	79,389	19,536	2016	26 years
Total		$1,068,389	$570,396	$497,993	$120,058

In accordance with accounting guidance for “Regulated Operations,” APCo regulated generating units expected to be retired before or during 2016 are not considered probable of abandonment.

Regulatory Assets

Regulatory assets and liabilities are comprised of the following items:

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$60,726	$39,811	1 year
Under-recovered Fuel Costs - does not earn a return	5,350	—	1 year
Total Current Regulatory Assets	$66,076	$39,811

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Vegetation Management Program - West Virginia	$19,089	$—

Regulatory Assets Currently Not Earning a Return
Storm Related Costs - West Virginia	65,206	65,206
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	13,264	13,264
IGCC Pre-Construction Costs - West Virginia, FERC	10,838	—
Demand Response Program Costs - Virginia	8,791	5,012
Expanded Net Energy Charge - Coal Inventory	3,421	20,528
Expanded Net Energy Charge - Construction Surcharge	2,307	—
Amos Plant Transfer Costs - West Virginia	1,377	—
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1,287	1,287
Transmission Agreement Phase-In - West Virginia	—	3,313
Environmental Rate Adjustment Clause - Virginia	—	2,440
Other Regulatory Assets Pending Final Regulatory Approval	168	168
Total Regulatory Assets Pending Final Regulatory Approval	125,748	111,218

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Storm Related Costs - Virginia	12,963	17,167	4 years
Unamortized Loss on Reacquired Debt	11,067	11,622	28 years
RTO Formation/Integration Costs	2,498	3,473	5 years
Other Regulatory Assets Approved for Recovery	—	665
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	381,707	531,302	24 years
Pension and OPEB Funded Status	212,485	192,464	13 years
Virginia Transmission Rate Adjustment Clause	53,164	47,322	2 years
Postemployment Benefits	17,760	19,772	4 years
Storm Related Costs - West Virginia	8,488	11,100	4 years
Deferred Restructuring Costs - West Virginia	6,519	8,525	4 years
Medicare Subsidy - West Virginia, FERC	5,888	6,477	10 years
Asset Retirement Obligation	4,418	6,453	3 years
Unrealized Loss on Forward Commitments	4,081	4	3 years
Virginia Generation Rate Adjustment Clause	3,832	6,491	1 year
Virginia Environmental Rate Adjustment Clause	3,304	27,426	1 year
Transmission Agreement Phase-In	2,875	—	3 years
Other Regulatory Assets Approved for Recovery	1,075	2,409	various
Total Regulatory Assets Approved for Recovery	732,124	892,672

Total Noncurrent Regulatory Assets	$857,872	$1,003,890

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$—	$107,048
Total Current Regulatory Liabilities	$—	$107,048

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Expanded Net Energy Charge - Construction Surcharge	$5,383	$—
Over-Recovered Deferred Wind Power Costs - Virginia	4,498	—
Felman Special Rate Mechanism - West Virginia	2,152	—
Other Regulatory Liabilities Pending Final Regulatory Determination	—	249
Total Regulatory Liabilities Pending Final Regulatory Determination	12,033	249

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	617,267	583,723	(a)
Deferred Investment Tax Credits	1,312	1,863	46 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	19,660	15,853	3 years
Over-Recovered Customer Rate Relief - West Virginia	2,570	413	1 year
Deferred State Income Tax Coal Credits - Virginia	—	28,255
Other Regulatory Liabilities Approved for Payment	25	869	various
Total Regulatory Liabilities Approved for Payment	640,834	630,976

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$652,867	$631,225

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$773	$—	1 year
Under-recovered Fuel Costs - does not earn a return	—	3,397
Total Current Regulatory Assets	$773	$3,397

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Turbine	$6,596	$3,452
Stranded Costs on Abandoned Plants	3,897	3,896
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	1,222	164
Storm Related Costs - Indiana	1,074	1,836
Under-Recovered Capacity Costs - Indiana	—	21,945
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	—	4,093
Other Regulatory Assets Pending Final Regulatory Approval	860	—
Total Regulatory Assets Pending Final Regulatory Approval	13,649	35,386

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	13,272	21,508	18 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6,949	7,248	24 years
RTO Formation/Integration Costs	1,801	2,544	5 years
Other Regulatory Assets Approved for Recovery	764	522	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	255,002	250,478	28 years
Pension and OPEB Funded Status	107,857	100,132	13 years
Cook Plant Nuclear Refueling Outage Levelization	38,012	57,979	2 years
Under-Recovered Capacity Costs - Indiana	25,053	—	1 year
Under-Recovered PJM Expense - Indiana	21,872	—	2 years
Peak Demand Reduction/Energy Efficiency	16,616	4,457	2 years
Medicare Subsidy	10,201	11,221	10 years
Postemployment Benefits	9,999	9,096	4 years
Litigation Settlement	9,468	10,382	11 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	2,162	—	5 years
Deferred Restructuring Costs - Michigan	1,159	2,423	1 year
Off-system Sales Margin Sharing	—	4,409
River Transportation Division Expenses	—	4,090
Other Regulatory Assets Approved for Recovery	2,316	2,239	various
Total Regulatory Assets Approved for Recovery	522,503	488,728

Total Noncurrent Regulatory Assets	$536,152	$524,114

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$7,142	$—	1 year
Over-recovered Fuel Costs - pays a return	—	1,976
Total Current Regulatory Liabilities	$7,142	$1,976

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$102	$113
Total Regulatory Liabilities Pending Final Regulatory Determination	102	113

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	378,471	389,025	(a)
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning Liability	694,856	597,113	(b)
Spent Nuclear Fuel Liability	43,519	43,416	(b)
Deferred Investment Tax Credits	38,323	43,200	22 years
Unrealized Gain on Forward Commitments	19,646	10,810	3 years
Off-system Sales Margin Sharing - Indiana	19,409	—	2 years
Over-Recovered River Transportation Division Expenses	5,347	—	1 year
Peak Demand Reduction/Energy Efficiency	—	15,021
Over-Recovered PJM Expense	—	13,924
Other Regulatory Liabilities Approved for Payment	21	23	various
Total Regulatory Liabilities Approved for Payment	1,199,592	1,112,532

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,199,694	$1,112,645

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$—	$15,829
Total Current Regulatory Assets	$—	$15,829

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Ohio Economic Development Rider	$—	$13,854
Regulatory Assets Currently Not Earning a Return
Ormet Special Rate Recovery Mechanism	10,483	35,631
Storm Related Costs	—	57,589
Total Regulatory Assets Pending Final Regulatory Approval	10,483	107,074

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	422,120	288,060	4 years
Ohio Fuel Adjustment Clause	377,500	444,959	4 years
Ohio Distribution Decoupling	35,069	31,329	2 years
Ohio Transmission Cost Recovery Rider	27,894	86,621	2 years
Unamortized Loss on Reacquired Debt	11,694	13,033	24 years
Ohio Economic Development Rider	4,129	791	1 year
RTO Formation/Integration Costs	3,740	5,232	5 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	195,422	188,722	13 years
Income Taxes, Net	137,462	150,183	27 years
Peak Demand Reduction/Energy Efficiency	29,067	18,529	2 years
Under-Recovered gridSMART® Costs	15,891	8,396	2 years
Storm Related Costs	15,215	—	1 year
Medicare Subsidy	10,322	11,354	10 years
Under-Recovered Distribution Investment Rider	9,873	8,677	2 years
Enhanced Service Reliability Plan	6,504	6,836	2 years
Postemployment Benefits	6,139	6,198	4 years
Partnership with Ohio Contribution	415	1,410	1 year
Other Regulatory Assets Approved for Recovery	—	1,293	various
Total Regulatory Assets Approved for Recovery	1,308,456	1,271,623

Total Noncurrent Regulatory Assets	$1,318,939	$1,378,697

	OPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$46,264	$—	1 year
Total Current Regulatory Liabilities	$46,264	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$—	$4,782
Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	35,172	—
Other Regulatory Liabilities Pending Final Regulatory Determination	439	216
Total Regulatory Liabilities Pending Final Regulatory Determination	35,611	4,998

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	423,218	421,061	(a)
Deferred Investment Tax Credits	67	165	7 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	47,287	2,920	18 years
Deferred Asset Phase-In Rider	7,121	4,334	6 years
Low Income Customers/Economic Recovery	1,307	1,724	1 year
Other Regulatory Liabilities Approved for Payment	80	297	various
Total Regulatory Liabilities Approved for Payment	479,080	430,501

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$514,691	$435,499

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$35,699	$3,298	1 year
Total Current Regulatory Assets	$35,699	$3,298

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$16,614	$18,743
Other Regulatory Assets Pending Final Regulatory Approval	1,079	845
Total Regulatory Assets Pending Final Regulatory Approval	17,693	19,588

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,502	9,728	42 years
Unamortized Loss on Reacquired Debt	7,987	9,455	19 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	89,648	77,171	13 years
Peak Demand Reduction/Energy Efficiency	9,162	11,333	2 years
Deferred System Reliability Rider Expenses	8,296	—	1 year
Medicare Subsidy	4,899	5,389	10 years
Vegetation Management	2,898	13,963	1 year
Income Taxes, Net	1,937	88	35 years
Deferral of Major Generation Overhauls	1,333	2,933	3 years
Base Load Purchase Power Contract	—	6,400
Other Regulatory Assets Approved for Recovery	972	642	various
Total Regulatory Assets Approved for Recovery	136,634	137,102

Total Noncurrent Regulatory Assets	$154,327	$156,690

	PSO
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to Advanced Metering	$3,942	$2,635
Other Regulatory Liabilities Pending Final Regulatory Determination	248	248
Total Regulatory Liabilities Pending Final Regulatory Determination	4,190	2,883

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	275,415	276,418	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,928	46,753	50 years
Base Load Purchase Power Contract	6,087	—	1 year
Over-Recovered Base Plan Funding Costs	1,393	—	2 years
Other Regulatory Liabilities Approved for Payment	466	1,619	various
Total Regulatory Liabilities Approved for Payment	330,289	324,790

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$334,479	$327,673

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$24,024	$17,949	1 year
Total Current Regulatory Assets	$24,024	$17,949

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$8,126	$7,934
Shipe Road Transmission Project	2,287	—
Carbon Capture and Storage Commercial Scale Facility	440	1,143
Other Regulatory Assets Pending Final Regulatory Approval	1,262	1,951
Total Regulatory Assets Pending Final Regulatory Approval	12,115	11,028

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	6,952	8,165	29 years
Acquisition of Valley Electric Membership Corporation (VEMCO)	1,756	4,100	1 year
Other Regulatory Assets Approved for Recovery	68	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	254,856	247,827	31 years
Pension and OPEB Funded Status	99,920	89,672	13 years
Medicare Subsidy	5,333	5,866	10 years
Deferred Restructuring Costs - Louisiana	5,129	—	4 years
Vegetation Management Program - Louisiana	2,522	—	1 year
Peak Demand Reduction/Energy Efficiency	2,176	2,584	2 years
Unrealized Loss on Forward Commitments	1,144	3	1 year
Other Regulatory Assets Approved for Recovery	1,631	660	various
Total Regulatory Assets Approved for Recovery	381,487	358,877

Total Noncurrent Regulatory Assets (a)	$393,602	$369,905

(a)
Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case.  The majority of these amounts were collected through a rider that was billed to customers.

	SWEPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$7,275
Total Current Regulatory Liabilities	$—	$7,275

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$384,268	$372,381	(a)
Refundable Construction Financing Costs - Louisiana	58,177	77,664	4 years
Excess Earnings - Texas	2,831	2,903	39 years
Over-Recovered Generation Recovery Rider Costs - Arkansas	1,724	1,254	2 years
Other Regulatory Liabilities Approved for Payment	—	32	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	9,831	11,207	16 years
Vegetation Management Program - Texas	556	4,002	1 year
Other Regulatory Liabilities Approved for Payment	1,143	2,685	various
Total Regulatory Liabilities Approved for Payment	458,530	472,128

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$458,530	$472,128

(a)	Relieved as removal costs are incurred.

Indiana Michigan Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

Regulated Generating Units to be Retired Before or During 2016

The following regulated generating units are probable of abandonment.  Accordingly, CWIP and Plant in Service has been reclassified as Other Property, Plant and Equipment on the balance sheet as of December 31, 2014.  The following table summarizes the plant investment and cost of removal, currently being recovered, for each generating unit as of December 31, 2014.

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
		(in thousands)
Tanners Creek Plant, Units 1-4	I&M	$711,034	$383,643	$327,391	$89,333	2015	16 years
Northeastern Station, Unit 4	PSO	182,138	90,925	91,213	11,189	2016	26 years
Welsh Plant, Unit 2	SWEPCo	175,217	95,828	79,389	19,536	2016	26 years
Total		$1,068,389	$570,396	$497,993	$120,058

In accordance with accounting guidance for “Regulated Operations,” APCo regulated generating units expected to be retired before or during 2016 are not considered probable of abandonment.

Regulatory Assets

Regulatory assets and liabilities are comprised of the following items:

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$60,726	$39,811	1 year
Under-recovered Fuel Costs - does not earn a return	5,350	—	1 year
Total Current Regulatory Assets	$66,076	$39,811

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Vegetation Management Program - West Virginia	$19,089	$—

Regulatory Assets Currently Not Earning a Return
Storm Related Costs - West Virginia	65,206	65,206
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	13,264	13,264
IGCC Pre-Construction Costs - West Virginia, FERC	10,838	—
Demand Response Program Costs - Virginia	8,791	5,012
Expanded Net Energy Charge - Coal Inventory	3,421	20,528
Expanded Net Energy Charge - Construction Surcharge	2,307	—
Amos Plant Transfer Costs - West Virginia	1,377	—
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1,287	1,287
Transmission Agreement Phase-In - West Virginia	—	3,313
Environmental Rate Adjustment Clause - Virginia	—	2,440
Other Regulatory Assets Pending Final Regulatory Approval	168	168
Total Regulatory Assets Pending Final Regulatory Approval	125,748	111,218

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Storm Related Costs - Virginia	12,963	17,167	4 years
Unamortized Loss on Reacquired Debt	11,067	11,622	28 years
RTO Formation/Integration Costs	2,498	3,473	5 years
Other Regulatory Assets Approved for Recovery	—	665
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	381,707	531,302	24 years
Pension and OPEB Funded Status	212,485	192,464	13 years
Virginia Transmission Rate Adjustment Clause	53,164	47,322	2 years
Postemployment Benefits	17,760	19,772	4 years
Storm Related Costs - West Virginia	8,488	11,100	4 years
Deferred Restructuring Costs - West Virginia	6,519	8,525	4 years
Medicare Subsidy - West Virginia, FERC	5,888	6,477	10 years
Asset Retirement Obligation	4,418	6,453	3 years
Unrealized Loss on Forward Commitments	4,081	4	3 years
Virginia Generation Rate Adjustment Clause	3,832	6,491	1 year
Virginia Environmental Rate Adjustment Clause	3,304	27,426	1 year
Transmission Agreement Phase-In	2,875	—	3 years
Other Regulatory Assets Approved for Recovery	1,075	2,409	various
Total Regulatory Assets Approved for Recovery	732,124	892,672

Total Noncurrent Regulatory Assets	$857,872	$1,003,890

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$—	$107,048
Total Current Regulatory Liabilities	$—	$107,048

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Expanded Net Energy Charge - Construction Surcharge	$5,383	$—
Over-Recovered Deferred Wind Power Costs - Virginia	4,498	—
Felman Special Rate Mechanism - West Virginia	2,152	—
Other Regulatory Liabilities Pending Final Regulatory Determination	—	249
Total Regulatory Liabilities Pending Final Regulatory Determination	12,033	249

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	617,267	583,723	(a)
Deferred Investment Tax Credits	1,312	1,863	46 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	19,660	15,853	3 years
Over-Recovered Customer Rate Relief - West Virginia	2,570	413	1 year
Deferred State Income Tax Coal Credits - Virginia	—	28,255
Other Regulatory Liabilities Approved for Payment	25	869	various
Total Regulatory Liabilities Approved for Payment	640,834	630,976

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$652,867	$631,225

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$773	$—	1 year
Under-recovered Fuel Costs - does not earn a return	—	3,397
Total Current Regulatory Assets	$773	$3,397

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Turbine	$6,596	$3,452
Stranded Costs on Abandoned Plants	3,897	3,896
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	1,222	164
Storm Related Costs - Indiana	1,074	1,836
Under-Recovered Capacity Costs - Indiana	—	21,945
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	—	4,093
Other Regulatory Assets Pending Final Regulatory Approval	860	—
Total Regulatory Assets Pending Final Regulatory Approval	13,649	35,386

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	13,272	21,508	18 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6,949	7,248	24 years
RTO Formation/Integration Costs	1,801	2,544	5 years
Other Regulatory Assets Approved for Recovery	764	522	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	255,002	250,478	28 years
Pension and OPEB Funded Status	107,857	100,132	13 years
Cook Plant Nuclear Refueling Outage Levelization	38,012	57,979	2 years
Under-Recovered Capacity Costs - Indiana	25,053	—	1 year
Under-Recovered PJM Expense - Indiana	21,872	—	2 years
Peak Demand Reduction/Energy Efficiency	16,616	4,457	2 years
Medicare Subsidy	10,201	11,221	10 years
Postemployment Benefits	9,999	9,096	4 years
Litigation Settlement	9,468	10,382	11 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	2,162	—	5 years
Deferred Restructuring Costs - Michigan	1,159	2,423	1 year
Off-system Sales Margin Sharing	—	4,409
River Transportation Division Expenses	—	4,090
Other Regulatory Assets Approved for Recovery	2,316	2,239	various
Total Regulatory Assets Approved for Recovery	522,503	488,728

Total Noncurrent Regulatory Assets	$536,152	$524,114

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$7,142	$—	1 year
Over-recovered Fuel Costs - pays a return	—	1,976
Total Current Regulatory Liabilities	$7,142	$1,976

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$102	$113
Total Regulatory Liabilities Pending Final Regulatory Determination	102	113

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	378,471	389,025	(a)
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning Liability	694,856	597,113	(b)
Spent Nuclear Fuel Liability	43,519	43,416	(b)
Deferred Investment Tax Credits	38,323	43,200	22 years
Unrealized Gain on Forward Commitments	19,646	10,810	3 years
Off-system Sales Margin Sharing - Indiana	19,409	—	2 years
Over-Recovered River Transportation Division Expenses	5,347	—	1 year
Peak Demand Reduction/Energy Efficiency	—	15,021
Over-Recovered PJM Expense	—	13,924
Other Regulatory Liabilities Approved for Payment	21	23	various
Total Regulatory Liabilities Approved for Payment	1,199,592	1,112,532

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,199,694	$1,112,645

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$—	$15,829
Total Current Regulatory Assets	$—	$15,829

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Ohio Economic Development Rider	$—	$13,854
Regulatory Assets Currently Not Earning a Return
Ormet Special Rate Recovery Mechanism	10,483	35,631
Storm Related Costs	—	57,589
Total Regulatory Assets Pending Final Regulatory Approval	10,483	107,074

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	422,120	288,060	4 years
Ohio Fuel Adjustment Clause	377,500	444,959	4 years
Ohio Distribution Decoupling	35,069	31,329	2 years
Ohio Transmission Cost Recovery Rider	27,894	86,621	2 years
Unamortized Loss on Reacquired Debt	11,694	13,033	24 years
Ohio Economic Development Rider	4,129	791	1 year
RTO Formation/Integration Costs	3,740	5,232	5 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	195,422	188,722	13 years
Income Taxes, Net	137,462	150,183	27 years
Peak Demand Reduction/Energy Efficiency	29,067	18,529	2 years
Under-Recovered gridSMART® Costs	15,891	8,396	2 years
Storm Related Costs	15,215	—	1 year
Medicare Subsidy	10,322	11,354	10 years
Under-Recovered Distribution Investment Rider	9,873	8,677	2 years
Enhanced Service Reliability Plan	6,504	6,836	2 years
Postemployment Benefits	6,139	6,198	4 years
Partnership with Ohio Contribution	415	1,410	1 year
Other Regulatory Assets Approved for Recovery	—	1,293	various
Total Regulatory Assets Approved for Recovery	1,308,456	1,271,623

Total Noncurrent Regulatory Assets	$1,318,939	$1,378,697

	OPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$46,264	$—	1 year
Total Current Regulatory Liabilities	$46,264	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$—	$4,782
Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	35,172	—
Other Regulatory Liabilities Pending Final Regulatory Determination	439	216
Total Regulatory Liabilities Pending Final Regulatory Determination	35,611	4,998

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	423,218	421,061	(a)
Deferred Investment Tax Credits	67	165	7 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	47,287	2,920	18 years
Deferred Asset Phase-In Rider	7,121	4,334	6 years
Low Income Customers/Economic Recovery	1,307	1,724	1 year
Other Regulatory Liabilities Approved for Payment	80	297	various
Total Regulatory Liabilities Approved for Payment	479,080	430,501

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$514,691	$435,499

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$35,699	$3,298	1 year
Total Current Regulatory Assets	$35,699	$3,298

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$16,614	$18,743
Other Regulatory Assets Pending Final Regulatory Approval	1,079	845
Total Regulatory Assets Pending Final Regulatory Approval	17,693	19,588

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,502	9,728	42 years
Unamortized Loss on Reacquired Debt	7,987	9,455	19 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	89,648	77,171	13 years
Peak Demand Reduction/Energy Efficiency	9,162	11,333	2 years
Deferred System Reliability Rider Expenses	8,296	—	1 year
Medicare Subsidy	4,899	5,389	10 years
Vegetation Management	2,898	13,963	1 year
Income Taxes, Net	1,937	88	35 years
Deferral of Major Generation Overhauls	1,333	2,933	3 years
Base Load Purchase Power Contract	—	6,400
Other Regulatory Assets Approved for Recovery	972	642	various
Total Regulatory Assets Approved for Recovery	136,634	137,102

Total Noncurrent Regulatory Assets	$154,327	$156,690

	PSO
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to Advanced Metering	$3,942	$2,635
Other Regulatory Liabilities Pending Final Regulatory Determination	248	248
Total Regulatory Liabilities Pending Final Regulatory Determination	4,190	2,883

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	275,415	276,418	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,928	46,753	50 years
Base Load Purchase Power Contract	6,087	—	1 year
Over-Recovered Base Plan Funding Costs	1,393	—	2 years
Other Regulatory Liabilities Approved for Payment	466	1,619	various
Total Regulatory Liabilities Approved for Payment	330,289	324,790

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$334,479	$327,673

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$24,024	$17,949	1 year
Total Current Regulatory Assets	$24,024	$17,949

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$8,126	$7,934
Shipe Road Transmission Project	2,287	—
Carbon Capture and Storage Commercial Scale Facility	440	1,143
Other Regulatory Assets Pending Final Regulatory Approval	1,262	1,951
Total Regulatory Assets Pending Final Regulatory Approval	12,115	11,028

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	6,952	8,165	29 years
Acquisition of Valley Electric Membership Corporation (VEMCO)	1,756	4,100	1 year
Other Regulatory Assets Approved for Recovery	68	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	254,856	247,827	31 years
Pension and OPEB Funded Status	99,920	89,672	13 years
Medicare Subsidy	5,333	5,866	10 years
Deferred Restructuring Costs - Louisiana	5,129	—	4 years
Vegetation Management Program - Louisiana	2,522	—	1 year
Peak Demand Reduction/Energy Efficiency	2,176	2,584	2 years
Unrealized Loss on Forward Commitments	1,144	3	1 year
Other Regulatory Assets Approved for Recovery	1,631	660	various
Total Regulatory Assets Approved for Recovery	381,487	358,877

Total Noncurrent Regulatory Assets (a)	$393,602	$369,905

(a)
Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case.  The majority of these amounts were collected through a rider that was billed to customers.

	SWEPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$7,275
Total Current Regulatory Liabilities	$—	$7,275

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$384,268	$372,381	(a)
Refundable Construction Financing Costs - Louisiana	58,177	77,664	4 years
Excess Earnings - Texas	2,831	2,903	39 years
Over-Recovered Generation Recovery Rider Costs - Arkansas	1,724	1,254	2 years
Other Regulatory Liabilities Approved for Payment	—	32	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	9,831	11,207	16 years
Vegetation Management Program - Texas	556	4,002	1 year
Other Regulatory Liabilities Approved for Payment	1,143	2,685	various
Total Regulatory Liabilities Approved for Payment	458,530	472,128

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$458,530	$472,128

(a)	Relieved as removal costs are incurred.

Ohio Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

Regulated Generating Units to be Retired Before or During 2016

The following regulated generating units are probable of abandonment.  Accordingly, CWIP and Plant in Service has been reclassified as Other Property, Plant and Equipment on the balance sheet as of December 31, 2014.  The following table summarizes the plant investment and cost of removal, currently being recovered, for each generating unit as of December 31, 2014.

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
		(in thousands)
Tanners Creek Plant, Units 1-4	I&M	$711,034	$383,643	$327,391	$89,333	2015	16 years
Northeastern Station, Unit 4	PSO	182,138	90,925	91,213	11,189	2016	26 years
Welsh Plant, Unit 2	SWEPCo	175,217	95,828	79,389	19,536	2016	26 years
Total		$1,068,389	$570,396	$497,993	$120,058

In accordance with accounting guidance for “Regulated Operations,” APCo regulated generating units expected to be retired before or during 2016 are not considered probable of abandonment.

Regulatory Assets

Regulatory assets and liabilities are comprised of the following items:

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$60,726	$39,811	1 year
Under-recovered Fuel Costs - does not earn a return	5,350	—	1 year
Total Current Regulatory Assets	$66,076	$39,811

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Vegetation Management Program - West Virginia	$19,089	$—

Regulatory Assets Currently Not Earning a Return
Storm Related Costs - West Virginia	65,206	65,206
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	13,264	13,264
IGCC Pre-Construction Costs - West Virginia, FERC	10,838	—
Demand Response Program Costs - Virginia	8,791	5,012
Expanded Net Energy Charge - Coal Inventory	3,421	20,528
Expanded Net Energy Charge - Construction Surcharge	2,307	—
Amos Plant Transfer Costs - West Virginia	1,377	—
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1,287	1,287
Transmission Agreement Phase-In - West Virginia	—	3,313
Environmental Rate Adjustment Clause - Virginia	—	2,440
Other Regulatory Assets Pending Final Regulatory Approval	168	168
Total Regulatory Assets Pending Final Regulatory Approval	125,748	111,218

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Storm Related Costs - Virginia	12,963	17,167	4 years
Unamortized Loss on Reacquired Debt	11,067	11,622	28 years
RTO Formation/Integration Costs	2,498	3,473	5 years
Other Regulatory Assets Approved for Recovery	—	665
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	381,707	531,302	24 years
Pension and OPEB Funded Status	212,485	192,464	13 years
Virginia Transmission Rate Adjustment Clause	53,164	47,322	2 years
Postemployment Benefits	17,760	19,772	4 years
Storm Related Costs - West Virginia	8,488	11,100	4 years
Deferred Restructuring Costs - West Virginia	6,519	8,525	4 years
Medicare Subsidy - West Virginia, FERC	5,888	6,477	10 years
Asset Retirement Obligation	4,418	6,453	3 years
Unrealized Loss on Forward Commitments	4,081	4	3 years
Virginia Generation Rate Adjustment Clause	3,832	6,491	1 year
Virginia Environmental Rate Adjustment Clause	3,304	27,426	1 year
Transmission Agreement Phase-In	2,875	—	3 years
Other Regulatory Assets Approved for Recovery	1,075	2,409	various
Total Regulatory Assets Approved for Recovery	732,124	892,672

Total Noncurrent Regulatory Assets	$857,872	$1,003,890

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$—	$107,048
Total Current Regulatory Liabilities	$—	$107,048

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Expanded Net Energy Charge - Construction Surcharge	$5,383	$—
Over-Recovered Deferred Wind Power Costs - Virginia	4,498	—
Felman Special Rate Mechanism - West Virginia	2,152	—
Other Regulatory Liabilities Pending Final Regulatory Determination	—	249
Total Regulatory Liabilities Pending Final Regulatory Determination	12,033	249

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	617,267	583,723	(a)
Deferred Investment Tax Credits	1,312	1,863	46 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	19,660	15,853	3 years
Over-Recovered Customer Rate Relief - West Virginia	2,570	413	1 year
Deferred State Income Tax Coal Credits - Virginia	—	28,255
Other Regulatory Liabilities Approved for Payment	25	869	various
Total Regulatory Liabilities Approved for Payment	640,834	630,976

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$652,867	$631,225

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$773	$—	1 year
Under-recovered Fuel Costs - does not earn a return	—	3,397
Total Current Regulatory Assets	$773	$3,397

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Turbine	$6,596	$3,452
Stranded Costs on Abandoned Plants	3,897	3,896
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	1,222	164
Storm Related Costs - Indiana	1,074	1,836
Under-Recovered Capacity Costs - Indiana	—	21,945
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	—	4,093
Other Regulatory Assets Pending Final Regulatory Approval	860	—
Total Regulatory Assets Pending Final Regulatory Approval	13,649	35,386

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	13,272	21,508	18 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6,949	7,248	24 years
RTO Formation/Integration Costs	1,801	2,544	5 years
Other Regulatory Assets Approved for Recovery	764	522	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	255,002	250,478	28 years
Pension and OPEB Funded Status	107,857	100,132	13 years
Cook Plant Nuclear Refueling Outage Levelization	38,012	57,979	2 years
Under-Recovered Capacity Costs - Indiana	25,053	—	1 year
Under-Recovered PJM Expense - Indiana	21,872	—	2 years
Peak Demand Reduction/Energy Efficiency	16,616	4,457	2 years
Medicare Subsidy	10,201	11,221	10 years
Postemployment Benefits	9,999	9,096	4 years
Litigation Settlement	9,468	10,382	11 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	2,162	—	5 years
Deferred Restructuring Costs - Michigan	1,159	2,423	1 year
Off-system Sales Margin Sharing	—	4,409
River Transportation Division Expenses	—	4,090
Other Regulatory Assets Approved for Recovery	2,316	2,239	various
Total Regulatory Assets Approved for Recovery	522,503	488,728

Total Noncurrent Regulatory Assets	$536,152	$524,114

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$7,142	$—	1 year
Over-recovered Fuel Costs - pays a return	—	1,976
Total Current Regulatory Liabilities	$7,142	$1,976

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$102	$113
Total Regulatory Liabilities Pending Final Regulatory Determination	102	113

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	378,471	389,025	(a)
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning Liability	694,856	597,113	(b)
Spent Nuclear Fuel Liability	43,519	43,416	(b)
Deferred Investment Tax Credits	38,323	43,200	22 years
Unrealized Gain on Forward Commitments	19,646	10,810	3 years
Off-system Sales Margin Sharing - Indiana	19,409	—	2 years
Over-Recovered River Transportation Division Expenses	5,347	—	1 year
Peak Demand Reduction/Energy Efficiency	—	15,021
Over-Recovered PJM Expense	—	13,924
Other Regulatory Liabilities Approved for Payment	21	23	various
Total Regulatory Liabilities Approved for Payment	1,199,592	1,112,532

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,199,694	$1,112,645

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$—	$15,829
Total Current Regulatory Assets	$—	$15,829

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Ohio Economic Development Rider	$—	$13,854
Regulatory Assets Currently Not Earning a Return
Ormet Special Rate Recovery Mechanism	10,483	35,631
Storm Related Costs	—	57,589
Total Regulatory Assets Pending Final Regulatory Approval	10,483	107,074

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	422,120	288,060	4 years
Ohio Fuel Adjustment Clause	377,500	444,959	4 years
Ohio Distribution Decoupling	35,069	31,329	2 years
Ohio Transmission Cost Recovery Rider	27,894	86,621	2 years
Unamortized Loss on Reacquired Debt	11,694	13,033	24 years
Ohio Economic Development Rider	4,129	791	1 year
RTO Formation/Integration Costs	3,740	5,232	5 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	195,422	188,722	13 years
Income Taxes, Net	137,462	150,183	27 years
Peak Demand Reduction/Energy Efficiency	29,067	18,529	2 years
Under-Recovered gridSMART® Costs	15,891	8,396	2 years
Storm Related Costs	15,215	—	1 year
Medicare Subsidy	10,322	11,354	10 years
Under-Recovered Distribution Investment Rider	9,873	8,677	2 years
Enhanced Service Reliability Plan	6,504	6,836	2 years
Postemployment Benefits	6,139	6,198	4 years
Partnership with Ohio Contribution	415	1,410	1 year
Other Regulatory Assets Approved for Recovery	—	1,293	various
Total Regulatory Assets Approved for Recovery	1,308,456	1,271,623

Total Noncurrent Regulatory Assets	$1,318,939	$1,378,697

	OPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$46,264	$—	1 year
Total Current Regulatory Liabilities	$46,264	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$—	$4,782
Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	35,172	—
Other Regulatory Liabilities Pending Final Regulatory Determination	439	216
Total Regulatory Liabilities Pending Final Regulatory Determination	35,611	4,998

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	423,218	421,061	(a)
Deferred Investment Tax Credits	67	165	7 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	47,287	2,920	18 years
Deferred Asset Phase-In Rider	7,121	4,334	6 years
Low Income Customers/Economic Recovery	1,307	1,724	1 year
Other Regulatory Liabilities Approved for Payment	80	297	various
Total Regulatory Liabilities Approved for Payment	479,080	430,501

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$514,691	$435,499

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$35,699	$3,298	1 year
Total Current Regulatory Assets	$35,699	$3,298

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$16,614	$18,743
Other Regulatory Assets Pending Final Regulatory Approval	1,079	845
Total Regulatory Assets Pending Final Regulatory Approval	17,693	19,588

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,502	9,728	42 years
Unamortized Loss on Reacquired Debt	7,987	9,455	19 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	89,648	77,171	13 years
Peak Demand Reduction/Energy Efficiency	9,162	11,333	2 years
Deferred System Reliability Rider Expenses	8,296	—	1 year
Medicare Subsidy	4,899	5,389	10 years
Vegetation Management	2,898	13,963	1 year
Income Taxes, Net	1,937	88	35 years
Deferral of Major Generation Overhauls	1,333	2,933	3 years
Base Load Purchase Power Contract	—	6,400
Other Regulatory Assets Approved for Recovery	972	642	various
Total Regulatory Assets Approved for Recovery	136,634	137,102

Total Noncurrent Regulatory Assets	$154,327	$156,690

	PSO
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to Advanced Metering	$3,942	$2,635
Other Regulatory Liabilities Pending Final Regulatory Determination	248	248
Total Regulatory Liabilities Pending Final Regulatory Determination	4,190	2,883

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	275,415	276,418	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,928	46,753	50 years
Base Load Purchase Power Contract	6,087	—	1 year
Over-Recovered Base Plan Funding Costs	1,393	—	2 years
Other Regulatory Liabilities Approved for Payment	466	1,619	various
Total Regulatory Liabilities Approved for Payment	330,289	324,790

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$334,479	$327,673

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$24,024	$17,949	1 year
Total Current Regulatory Assets	$24,024	$17,949

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$8,126	$7,934
Shipe Road Transmission Project	2,287	—
Carbon Capture and Storage Commercial Scale Facility	440	1,143
Other Regulatory Assets Pending Final Regulatory Approval	1,262	1,951
Total Regulatory Assets Pending Final Regulatory Approval	12,115	11,028

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	6,952	8,165	29 years
Acquisition of Valley Electric Membership Corporation (VEMCO)	1,756	4,100	1 year
Other Regulatory Assets Approved for Recovery	68	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	254,856	247,827	31 years
Pension and OPEB Funded Status	99,920	89,672	13 years
Medicare Subsidy	5,333	5,866	10 years
Deferred Restructuring Costs - Louisiana	5,129	—	4 years
Vegetation Management Program - Louisiana	2,522	—	1 year
Peak Demand Reduction/Energy Efficiency	2,176	2,584	2 years
Unrealized Loss on Forward Commitments	1,144	3	1 year
Other Regulatory Assets Approved for Recovery	1,631	660	various
Total Regulatory Assets Approved for Recovery	381,487	358,877

Total Noncurrent Regulatory Assets (a)	$393,602	$369,905

(a)
Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case.  The majority of these amounts were collected through a rider that was billed to customers.

	SWEPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$7,275
Total Current Regulatory Liabilities	$—	$7,275

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$384,268	$372,381	(a)
Refundable Construction Financing Costs - Louisiana	58,177	77,664	4 years
Excess Earnings - Texas	2,831	2,903	39 years
Over-Recovered Generation Recovery Rider Costs - Arkansas	1,724	1,254	2 years
Other Regulatory Liabilities Approved for Payment	—	32	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	9,831	11,207	16 years
Vegetation Management Program - Texas	556	4,002	1 year
Other Regulatory Liabilities Approved for Payment	1,143	2,685	various
Total Regulatory Liabilities Approved for Payment	458,530	472,128

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$458,530	$472,128

(a)	Relieved as removal costs are incurred.

Public Service Co Of Oklahoma [Member]
Effects of Regulation
EFFECTS OF REGULATION

Regulated Generating Units to be Retired Before or During 2016

The following regulated generating units are probable of abandonment.  Accordingly, CWIP and Plant in Service has been reclassified as Other Property, Plant and Equipment on the balance sheet as of December 31, 2014.  The following table summarizes the plant investment and cost of removal, currently being recovered, for each generating unit as of December 31, 2014.

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
		(in thousands)
Tanners Creek Plant, Units 1-4	I&M	$711,034	$383,643	$327,391	$89,333	2015	16 years
Northeastern Station, Unit 4	PSO	182,138	90,925	91,213	11,189	2016	26 years
Welsh Plant, Unit 2	SWEPCo	175,217	95,828	79,389	19,536	2016	26 years
Total		$1,068,389	$570,396	$497,993	$120,058

In accordance with accounting guidance for “Regulated Operations,” APCo regulated generating units expected to be retired before or during 2016 are not considered probable of abandonment.

Regulatory Assets

Regulatory assets and liabilities are comprised of the following items:

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$60,726	$39,811	1 year
Under-recovered Fuel Costs - does not earn a return	5,350	—	1 year
Total Current Regulatory Assets	$66,076	$39,811

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Vegetation Management Program - West Virginia	$19,089	$—

Regulatory Assets Currently Not Earning a Return
Storm Related Costs - West Virginia	65,206	65,206
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	13,264	13,264
IGCC Pre-Construction Costs - West Virginia, FERC	10,838	—
Demand Response Program Costs - Virginia	8,791	5,012
Expanded Net Energy Charge - Coal Inventory	3,421	20,528
Expanded Net Energy Charge - Construction Surcharge	2,307	—
Amos Plant Transfer Costs - West Virginia	1,377	—
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1,287	1,287
Transmission Agreement Phase-In - West Virginia	—	3,313
Environmental Rate Adjustment Clause - Virginia	—	2,440
Other Regulatory Assets Pending Final Regulatory Approval	168	168
Total Regulatory Assets Pending Final Regulatory Approval	125,748	111,218

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Storm Related Costs - Virginia	12,963	17,167	4 years
Unamortized Loss on Reacquired Debt	11,067	11,622	28 years
RTO Formation/Integration Costs	2,498	3,473	5 years
Other Regulatory Assets Approved for Recovery	—	665
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	381,707	531,302	24 years
Pension and OPEB Funded Status	212,485	192,464	13 years
Virginia Transmission Rate Adjustment Clause	53,164	47,322	2 years
Postemployment Benefits	17,760	19,772	4 years
Storm Related Costs - West Virginia	8,488	11,100	4 years
Deferred Restructuring Costs - West Virginia	6,519	8,525	4 years
Medicare Subsidy - West Virginia, FERC	5,888	6,477	10 years
Asset Retirement Obligation	4,418	6,453	3 years
Unrealized Loss on Forward Commitments	4,081	4	3 years
Virginia Generation Rate Adjustment Clause	3,832	6,491	1 year
Virginia Environmental Rate Adjustment Clause	3,304	27,426	1 year
Transmission Agreement Phase-In	2,875	—	3 years
Other Regulatory Assets Approved for Recovery	1,075	2,409	various
Total Regulatory Assets Approved for Recovery	732,124	892,672

Total Noncurrent Regulatory Assets	$857,872	$1,003,890

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$—	$107,048
Total Current Regulatory Liabilities	$—	$107,048

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Expanded Net Energy Charge - Construction Surcharge	$5,383	$—
Over-Recovered Deferred Wind Power Costs - Virginia	4,498	—
Felman Special Rate Mechanism - West Virginia	2,152	—
Other Regulatory Liabilities Pending Final Regulatory Determination	—	249
Total Regulatory Liabilities Pending Final Regulatory Determination	12,033	249

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	617,267	583,723	(a)
Deferred Investment Tax Credits	1,312	1,863	46 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	19,660	15,853	3 years
Over-Recovered Customer Rate Relief - West Virginia	2,570	413	1 year
Deferred State Income Tax Coal Credits - Virginia	—	28,255
Other Regulatory Liabilities Approved for Payment	25	869	various
Total Regulatory Liabilities Approved for Payment	640,834	630,976

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$652,867	$631,225

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$773	$—	1 year
Under-recovered Fuel Costs - does not earn a return	—	3,397
Total Current Regulatory Assets	$773	$3,397

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Turbine	$6,596	$3,452
Stranded Costs on Abandoned Plants	3,897	3,896
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	1,222	164
Storm Related Costs - Indiana	1,074	1,836
Under-Recovered Capacity Costs - Indiana	—	21,945
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	—	4,093
Other Regulatory Assets Pending Final Regulatory Approval	860	—
Total Regulatory Assets Pending Final Regulatory Approval	13,649	35,386

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	13,272	21,508	18 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6,949	7,248	24 years
RTO Formation/Integration Costs	1,801	2,544	5 years
Other Regulatory Assets Approved for Recovery	764	522	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	255,002	250,478	28 years
Pension and OPEB Funded Status	107,857	100,132	13 years
Cook Plant Nuclear Refueling Outage Levelization	38,012	57,979	2 years
Under-Recovered Capacity Costs - Indiana	25,053	—	1 year
Under-Recovered PJM Expense - Indiana	21,872	—	2 years
Peak Demand Reduction/Energy Efficiency	16,616	4,457	2 years
Medicare Subsidy	10,201	11,221	10 years
Postemployment Benefits	9,999	9,096	4 years
Litigation Settlement	9,468	10,382	11 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	2,162	—	5 years
Deferred Restructuring Costs - Michigan	1,159	2,423	1 year
Off-system Sales Margin Sharing	—	4,409
River Transportation Division Expenses	—	4,090
Other Regulatory Assets Approved for Recovery	2,316	2,239	various
Total Regulatory Assets Approved for Recovery	522,503	488,728

Total Noncurrent Regulatory Assets	$536,152	$524,114

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$7,142	$—	1 year
Over-recovered Fuel Costs - pays a return	—	1,976
Total Current Regulatory Liabilities	$7,142	$1,976

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$102	$113
Total Regulatory Liabilities Pending Final Regulatory Determination	102	113

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	378,471	389,025	(a)
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning Liability	694,856	597,113	(b)
Spent Nuclear Fuel Liability	43,519	43,416	(b)
Deferred Investment Tax Credits	38,323	43,200	22 years
Unrealized Gain on Forward Commitments	19,646	10,810	3 years
Off-system Sales Margin Sharing - Indiana	19,409	—	2 years
Over-Recovered River Transportation Division Expenses	5,347	—	1 year
Peak Demand Reduction/Energy Efficiency	—	15,021
Over-Recovered PJM Expense	—	13,924
Other Regulatory Liabilities Approved for Payment	21	23	various
Total Regulatory Liabilities Approved for Payment	1,199,592	1,112,532

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,199,694	$1,112,645

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$—	$15,829
Total Current Regulatory Assets	$—	$15,829

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Ohio Economic Development Rider	$—	$13,854
Regulatory Assets Currently Not Earning a Return
Ormet Special Rate Recovery Mechanism	10,483	35,631
Storm Related Costs	—	57,589
Total Regulatory Assets Pending Final Regulatory Approval	10,483	107,074

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	422,120	288,060	4 years
Ohio Fuel Adjustment Clause	377,500	444,959	4 years
Ohio Distribution Decoupling	35,069	31,329	2 years
Ohio Transmission Cost Recovery Rider	27,894	86,621	2 years
Unamortized Loss on Reacquired Debt	11,694	13,033	24 years
Ohio Economic Development Rider	4,129	791	1 year
RTO Formation/Integration Costs	3,740	5,232	5 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	195,422	188,722	13 years
Income Taxes, Net	137,462	150,183	27 years
Peak Demand Reduction/Energy Efficiency	29,067	18,529	2 years
Under-Recovered gridSMART® Costs	15,891	8,396	2 years
Storm Related Costs	15,215	—	1 year
Medicare Subsidy	10,322	11,354	10 years
Under-Recovered Distribution Investment Rider	9,873	8,677	2 years
Enhanced Service Reliability Plan	6,504	6,836	2 years
Postemployment Benefits	6,139	6,198	4 years
Partnership with Ohio Contribution	415	1,410	1 year
Other Regulatory Assets Approved for Recovery	—	1,293	various
Total Regulatory Assets Approved for Recovery	1,308,456	1,271,623

Total Noncurrent Regulatory Assets	$1,318,939	$1,378,697

	OPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$46,264	$—	1 year
Total Current Regulatory Liabilities	$46,264	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$—	$4,782
Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	35,172	—
Other Regulatory Liabilities Pending Final Regulatory Determination	439	216
Total Regulatory Liabilities Pending Final Regulatory Determination	35,611	4,998

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	423,218	421,061	(a)
Deferred Investment Tax Credits	67	165	7 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	47,287	2,920	18 years
Deferred Asset Phase-In Rider	7,121	4,334	6 years
Low Income Customers/Economic Recovery	1,307	1,724	1 year
Other Regulatory Liabilities Approved for Payment	80	297	various
Total Regulatory Liabilities Approved for Payment	479,080	430,501

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$514,691	$435,499

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$35,699	$3,298	1 year
Total Current Regulatory Assets	$35,699	$3,298

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$16,614	$18,743
Other Regulatory Assets Pending Final Regulatory Approval	1,079	845
Total Regulatory Assets Pending Final Regulatory Approval	17,693	19,588

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,502	9,728	42 years
Unamortized Loss on Reacquired Debt	7,987	9,455	19 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	89,648	77,171	13 years
Peak Demand Reduction/Energy Efficiency	9,162	11,333	2 years
Deferred System Reliability Rider Expenses	8,296	—	1 year
Medicare Subsidy	4,899	5,389	10 years
Vegetation Management	2,898	13,963	1 year
Income Taxes, Net	1,937	88	35 years
Deferral of Major Generation Overhauls	1,333	2,933	3 years
Base Load Purchase Power Contract	—	6,400
Other Regulatory Assets Approved for Recovery	972	642	various
Total Regulatory Assets Approved for Recovery	136,634	137,102

Total Noncurrent Regulatory Assets	$154,327	$156,690

	PSO
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to Advanced Metering	$3,942	$2,635
Other Regulatory Liabilities Pending Final Regulatory Determination	248	248
Total Regulatory Liabilities Pending Final Regulatory Determination	4,190	2,883

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	275,415	276,418	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,928	46,753	50 years
Base Load Purchase Power Contract	6,087	—	1 year
Over-Recovered Base Plan Funding Costs	1,393	—	2 years
Other Regulatory Liabilities Approved for Payment	466	1,619	various
Total Regulatory Liabilities Approved for Payment	330,289	324,790

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$334,479	$327,673

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$24,024	$17,949	1 year
Total Current Regulatory Assets	$24,024	$17,949

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$8,126	$7,934
Shipe Road Transmission Project	2,287	—
Carbon Capture and Storage Commercial Scale Facility	440	1,143
Other Regulatory Assets Pending Final Regulatory Approval	1,262	1,951
Total Regulatory Assets Pending Final Regulatory Approval	12,115	11,028

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	6,952	8,165	29 years
Acquisition of Valley Electric Membership Corporation (VEMCO)	1,756	4,100	1 year
Other Regulatory Assets Approved for Recovery	68	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	254,856	247,827	31 years
Pension and OPEB Funded Status	99,920	89,672	13 years
Medicare Subsidy	5,333	5,866	10 years
Deferred Restructuring Costs - Louisiana	5,129	—	4 years
Vegetation Management Program - Louisiana	2,522	—	1 year
Peak Demand Reduction/Energy Efficiency	2,176	2,584	2 years
Unrealized Loss on Forward Commitments	1,144	3	1 year
Other Regulatory Assets Approved for Recovery	1,631	660	various
Total Regulatory Assets Approved for Recovery	381,487	358,877

Total Noncurrent Regulatory Assets (a)	$393,602	$369,905

(a)
Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case.  The majority of these amounts were collected through a rider that was billed to customers.

	SWEPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$7,275
Total Current Regulatory Liabilities	$—	$7,275

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$384,268	$372,381	(a)
Refundable Construction Financing Costs - Louisiana	58,177	77,664	4 years
Excess Earnings - Texas	2,831	2,903	39 years
Over-Recovered Generation Recovery Rider Costs - Arkansas	1,724	1,254	2 years
Other Regulatory Liabilities Approved for Payment	—	32	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	9,831	11,207	16 years
Vegetation Management Program - Texas	556	4,002	1 year
Other Regulatory Liabilities Approved for Payment	1,143	2,685	various
Total Regulatory Liabilities Approved for Payment	458,530	472,128

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$458,530	$472,128

(a)	Relieved as removal costs are incurred.

Southwestern Electric Power Co [Member]
Effects of Regulation
EFFECTS OF REGULATION

Regulated Generating Units to be Retired Before or During 2016

The following regulated generating units are probable of abandonment.  Accordingly, CWIP and Plant in Service has been reclassified as Other Property, Plant and Equipment on the balance sheet as of December 31, 2014.  The following table summarizes the plant investment and cost of removal, currently being recovered, for each generating unit as of December 31, 2014.

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
		(in thousands)
Tanners Creek Plant, Units 1-4	I&M	$711,034	$383,643	$327,391	$89,333	2015	16 years
Northeastern Station, Unit 4	PSO	182,138	90,925	91,213	11,189	2016	26 years
Welsh Plant, Unit 2	SWEPCo	175,217	95,828	79,389	19,536	2016	26 years
Total		$1,068,389	$570,396	$497,993	$120,058

In accordance with accounting guidance for “Regulated Operations,” APCo regulated generating units expected to be retired before or during 2016 are not considered probable of abandonment.

Regulatory Assets

Regulatory assets and liabilities are comprised of the following items:

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$60,726	$39,811	1 year
Under-recovered Fuel Costs - does not earn a return	5,350	—	1 year
Total Current Regulatory Assets	$66,076	$39,811

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Vegetation Management Program - West Virginia	$19,089	$—

Regulatory Assets Currently Not Earning a Return
Storm Related Costs - West Virginia	65,206	65,206
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	13,264	13,264
IGCC Pre-Construction Costs - West Virginia, FERC	10,838	—
Demand Response Program Costs - Virginia	8,791	5,012
Expanded Net Energy Charge - Coal Inventory	3,421	20,528
Expanded Net Energy Charge - Construction Surcharge	2,307	—
Amos Plant Transfer Costs - West Virginia	1,377	—
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1,287	1,287
Transmission Agreement Phase-In - West Virginia	—	3,313
Environmental Rate Adjustment Clause - Virginia	—	2,440
Other Regulatory Assets Pending Final Regulatory Approval	168	168
Total Regulatory Assets Pending Final Regulatory Approval	125,748	111,218

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Storm Related Costs - Virginia	12,963	17,167	4 years
Unamortized Loss on Reacquired Debt	11,067	11,622	28 years
RTO Formation/Integration Costs	2,498	3,473	5 years
Other Regulatory Assets Approved for Recovery	—	665
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	381,707	531,302	24 years
Pension and OPEB Funded Status	212,485	192,464	13 years
Virginia Transmission Rate Adjustment Clause	53,164	47,322	2 years
Postemployment Benefits	17,760	19,772	4 years
Storm Related Costs - West Virginia	8,488	11,100	4 years
Deferred Restructuring Costs - West Virginia	6,519	8,525	4 years
Medicare Subsidy - West Virginia, FERC	5,888	6,477	10 years
Asset Retirement Obligation	4,418	6,453	3 years
Unrealized Loss on Forward Commitments	4,081	4	3 years
Virginia Generation Rate Adjustment Clause	3,832	6,491	1 year
Virginia Environmental Rate Adjustment Clause	3,304	27,426	1 year
Transmission Agreement Phase-In	2,875	—	3 years
Other Regulatory Assets Approved for Recovery	1,075	2,409	various
Total Regulatory Assets Approved for Recovery	732,124	892,672

Total Noncurrent Regulatory Assets	$857,872	$1,003,890

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$—	$107,048
Total Current Regulatory Liabilities	$—	$107,048

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Expanded Net Energy Charge - Construction Surcharge	$5,383	$—
Over-Recovered Deferred Wind Power Costs - Virginia	4,498	—
Felman Special Rate Mechanism - West Virginia	2,152	—
Other Regulatory Liabilities Pending Final Regulatory Determination	—	249
Total Regulatory Liabilities Pending Final Regulatory Determination	12,033	249

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	617,267	583,723	(a)
Deferred Investment Tax Credits	1,312	1,863	46 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	19,660	15,853	3 years
Over-Recovered Customer Rate Relief - West Virginia	2,570	413	1 year
Deferred State Income Tax Coal Credits - Virginia	—	28,255
Other Regulatory Liabilities Approved for Payment	25	869	various
Total Regulatory Liabilities Approved for Payment	640,834	630,976

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$652,867	$631,225

(a)	Relieved as removal costs are incurred.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$773	$—	1 year
Under-recovered Fuel Costs - does not earn a return	—	3,397
Total Current Regulatory Assets	$773	$3,397

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Turbine	$6,596	$3,452
Stranded Costs on Abandoned Plants	3,897	3,896
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	1,222	164
Storm Related Costs - Indiana	1,074	1,836
Under-Recovered Capacity Costs - Indiana	—	21,945
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	—	4,093
Other Regulatory Assets Pending Final Regulatory Approval	860	—
Total Regulatory Assets Pending Final Regulatory Approval	13,649	35,386

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	13,272	21,508	18 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6,949	7,248	24 years
RTO Formation/Integration Costs	1,801	2,544	5 years
Other Regulatory Assets Approved for Recovery	764	522	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	255,002	250,478	28 years
Pension and OPEB Funded Status	107,857	100,132	13 years
Cook Plant Nuclear Refueling Outage Levelization	38,012	57,979	2 years
Under-Recovered Capacity Costs - Indiana	25,053	—	1 year
Under-Recovered PJM Expense - Indiana	21,872	—	2 years
Peak Demand Reduction/Energy Efficiency	16,616	4,457	2 years
Medicare Subsidy	10,201	11,221	10 years
Postemployment Benefits	9,999	9,096	4 years
Litigation Settlement	9,468	10,382	11 years
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	2,162	—	5 years
Deferred Restructuring Costs - Michigan	1,159	2,423	1 year
Off-system Sales Margin Sharing	—	4,409
River Transportation Division Expenses	—	4,090
Other Regulatory Assets Approved for Recovery	2,316	2,239	various
Total Regulatory Assets Approved for Recovery	522,503	488,728

Total Noncurrent Regulatory Assets	$536,152	$524,114

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2014	2013
	(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$7,142	$—	1 year
Over-recovered Fuel Costs - pays a return	—	1,976
Total Current Regulatory Liabilities	$7,142	$1,976

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$102	$113
Total Regulatory Liabilities Pending Final Regulatory Determination	102	113

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	378,471	389,025	(a)
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning Liability	694,856	597,113	(b)
Spent Nuclear Fuel Liability	43,519	43,416	(b)
Deferred Investment Tax Credits	38,323	43,200	22 years
Unrealized Gain on Forward Commitments	19,646	10,810	3 years
Off-system Sales Margin Sharing - Indiana	19,409	—	2 years
Over-Recovered River Transportation Division Expenses	5,347	—	1 year
Peak Demand Reduction/Energy Efficiency	—	15,021
Over-Recovered PJM Expense	—	13,924
Other Regulatory Liabilities Approved for Payment	21	23	various
Total Regulatory Liabilities Approved for Payment	1,199,592	1,112,532

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,199,694	$1,112,645

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2014	2013
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$—	$15,829
Total Current Regulatory Assets	$—	$15,829

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Ohio Economic Development Rider	$—	$13,854
Regulatory Assets Currently Not Earning a Return
Ormet Special Rate Recovery Mechanism	10,483	35,631
Storm Related Costs	—	57,589
Total Regulatory Assets Pending Final Regulatory Approval	10,483	107,074

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	422,120	288,060	4 years
Ohio Fuel Adjustment Clause	377,500	444,959	4 years
Ohio Distribution Decoupling	35,069	31,329	2 years
Ohio Transmission Cost Recovery Rider	27,894	86,621	2 years
Unamortized Loss on Reacquired Debt	11,694	13,033	24 years
Ohio Economic Development Rider	4,129	791	1 year
RTO Formation/Integration Costs	3,740	5,232	5 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	195,422	188,722	13 years
Income Taxes, Net	137,462	150,183	27 years
Peak Demand Reduction/Energy Efficiency	29,067	18,529	2 years
Under-Recovered gridSMART® Costs	15,891	8,396	2 years
Storm Related Costs	15,215	—	1 year
Medicare Subsidy	10,322	11,354	10 years
Under-Recovered Distribution Investment Rider	9,873	8,677	2 years
Enhanced Service Reliability Plan	6,504	6,836	2 years
Postemployment Benefits	6,139	6,198	4 years
Partnership with Ohio Contribution	415	1,410	1 year
Other Regulatory Assets Approved for Recovery	—	1,293	various
Total Regulatory Assets Approved for Recovery	1,308,456	1,271,623

Total Noncurrent Regulatory Assets	$1,318,939	$1,378,697

	OPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$46,264	$—	1 year
Total Current Regulatory Liabilities	$46,264	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$—	$4,782
Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	35,172	—
Other Regulatory Liabilities Pending Final Regulatory Determination	439	216
Total Regulatory Liabilities Pending Final Regulatory Determination	35,611	4,998

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	423,218	421,061	(a)
Deferred Investment Tax Credits	67	165	7 years
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	47,287	2,920	18 years
Deferred Asset Phase-In Rider	7,121	4,334	6 years
Low Income Customers/Economic Recovery	1,307	1,724	1 year
Other Regulatory Liabilities Approved for Payment	80	297	various
Total Regulatory Liabilities Approved for Payment	479,080	430,501

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$514,691	$435,499

(a)    Relieved as removal costs are incurred.

	PSO
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$35,699	$3,298	1 year
Total Current Regulatory Assets	$35,699	$3,298

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$16,614	$18,743
Other Regulatory Assets Pending Final Regulatory Approval	1,079	845
Total Regulatory Assets Pending Final Regulatory Approval	17,693	19,588

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,502	9,728	42 years
Unamortized Loss on Reacquired Debt	7,987	9,455	19 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	89,648	77,171	13 years
Peak Demand Reduction/Energy Efficiency	9,162	11,333	2 years
Deferred System Reliability Rider Expenses	8,296	—	1 year
Medicare Subsidy	4,899	5,389	10 years
Vegetation Management	2,898	13,963	1 year
Income Taxes, Net	1,937	88	35 years
Deferral of Major Generation Overhauls	1,333	2,933	3 years
Base Load Purchase Power Contract	—	6,400
Other Regulatory Assets Approved for Recovery	972	642	various
Total Regulatory Assets Approved for Recovery	136,634	137,102

Total Noncurrent Regulatory Assets	$154,327	$156,690

	PSO
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to Advanced Metering	$3,942	$2,635
Other Regulatory Liabilities Pending Final Regulatory Determination	248	248
Total Regulatory Liabilities Pending Final Regulatory Determination	4,190	2,883

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	275,415	276,418	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,928	46,753	50 years
Base Load Purchase Power Contract	6,087	—	1 year
Over-Recovered Base Plan Funding Costs	1,393	—	2 years
Other Regulatory Liabilities Approved for Payment	466	1,619	various
Total Regulatory Liabilities Approved for Payment	330,289	324,790

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$334,479	$327,673

(a)	Relieved as removal costs are incurred.

	SWEPCo
	December 31,		Remaining Recovery Period
	2014	2013
Regulatory Assets:	(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$24,024	$17,949	1 year
Total Current Regulatory Assets	$24,024	$17,949

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$8,126	$7,934
Shipe Road Transmission Project	2,287	—
Carbon Capture and Storage Commercial Scale Facility	440	1,143
Other Regulatory Assets Pending Final Regulatory Approval	1,262	1,951
Total Regulatory Assets Pending Final Regulatory Approval	12,115	11,028

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Unamortized Loss on Reacquired Debt	6,952	8,165	29 years
Acquisition of Valley Electric Membership Corporation (VEMCO)	1,756	4,100	1 year
Other Regulatory Assets Approved for Recovery	68	—	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	254,856	247,827	31 years
Pension and OPEB Funded Status	99,920	89,672	13 years
Medicare Subsidy	5,333	5,866	10 years
Deferred Restructuring Costs - Louisiana	5,129	—	4 years
Vegetation Management Program - Louisiana	2,522	—	1 year
Peak Demand Reduction/Energy Efficiency	2,176	2,584	2 years
Unrealized Loss on Forward Commitments	1,144	3	1 year
Other Regulatory Assets Approved for Recovery	1,631	660	various
Total Regulatory Assets Approved for Recovery	381,487	358,877

Total Noncurrent Regulatory Assets (a)	$393,602	$369,905

(a)
Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case.  The majority of these amounts were collected through a rider that was billed to customers.

	SWEPCo
	December 31,		Remaining Refund Period
	2014	2013
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$—	$7,275
Total Current Regulatory Liabilities	$—	$7,275

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$384,268	$372,381	(a)
Refundable Construction Financing Costs - Louisiana	58,177	77,664	4 years
Excess Earnings - Texas	2,831	2,903	39 years
Over-Recovered Generation Recovery Rider Costs - Arkansas	1,724	1,254	2 years
Other Regulatory Liabilities Approved for Payment	—	32	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	9,831	11,207	16 years
Vegetation Management Program - Texas	556	4,002	1 year
Other Regulatory Liabilities Approved for Payment	1,143	2,685	various
Total Regulatory Liabilities Approved for Payment	458,530	472,128

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$458,530	$472,128

(a)	Relieved as removal costs are incurred.